Basis of Accounting - Additional Information (Detail) - EUR (€)			12 Months Ended
	Apr. 08, 2026	Nov. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 08, 2025	Dec. 31, 2022
Basis of Preparation [Line Items]
Profit (loss)			€ (103,195,000)	€ (151,792,000)	€ (112,071,000)
Cash flows generated in operations			(9,999,000)	51,532,000	64,100,000
Total borrowings			164,666,000	198,469,000
Loan amount drawn			11,250,000
Grace period on debt repayments		18 months
Short term financing agreements limit		€ 84,200,000
Loan and borrowings outstanding			168,112,000	214,334,000
Proposed Liquidity Injection Through Debt And Equity			22,500,000
Capital increase			66,260,000	55,243,000	50,352,000
Borrowings			168,112,000	214,334,000
Cash and cash equivalents			4,446,000	20,036,000	€ 101,158,000		€ 83,308,000
Positive total equity balance			(31,693,000)	64,800,000
Capitalized development costs			31,393,000	€ 66,308,000
Capital increase [Member]
Basis of Preparation [Line Items]
Capital increase	€ 10,600,000
Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Trade payables	€ 12,100,000
Percentage of share capital pledged as collateral	100.00%
Bridge loan	€ 5,650,000
Principal amount	5,350,000
Minimum cash requirement						€ 35,000,000
Capital increase	10,600,000
Bullet Instrument [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding	69,100,000
Borrowings	69,100,000
Working Capital Line [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding	42,800,000
Borrowings	42,800,000
Trade Commitments [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding	12,500,000
Borrowings	12,500,000
Maturing Through 2030 [Member] | Syndicate Term Loan [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding	57,600,000
Borrowings	57,600,000
Maturing in December 2030 [Member] | Bullet Instrument [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding	69,100,000
Borrowings	69,100,000
Maturing in December 2028 [Member] | Working Capital Line [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding	42,800,000
Borrowings	42,800,000
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)			103,195,000
Retained earnings accumulated deficit			131,886,000
Cash and cash equivalents			9,579,000
Positive total equity balance			€ (31,461,000)
Wall Box Chargers, S.L.U. [Member] | Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Principal amount	€ 5,350,000